Contingent Consideration	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 28, 2024
NV5 Global, Inc. [Member]
Contingent Consideration [Line Items]
Contingent Consideration

Note 11 – Contingent Consideration

The following table summarizes the changes in the carrying value of estimated contingent consideration:

	June 28, 2025	December 28, 2024
Contingent consideration, beginning of the year	$12,750	$4,065
Additions for acquisitions	1,903	11,881
Reduction of liability for payments made	(275)	(3,790)
Decrease of liability related to re-measurement of fair value	(374)	594
Total contingent consideration, end of the period	14,004	12,750
Current portion of contingent consideration	10,809	5,554
Contingent consideration, less current portion	$3,195	$7,196

Note 12 – Contingent Consideration

The following table summarizes the changes in the carrying value of estimated contingent consideration:

	December 28, 2024	December 30, 2023
Contingent consideration, beginning of the year	$4,065	$15,335
Additions for acquisitions	11,881	610
Reduction of liability for payments made	(3,790)	(2,600)
Increase (decrease) of liability related to re-measurement of fair value	594	(9,280)
Total contingent consideration, end of the period	12,750	4,065
Current portion of contingent consideration	5,554	3,922
Contingent consideration, less current portion	$7,196	$143